Investments (Details)	12 Months Ended
Dec. 31, 2024
Nomad Foods Europe Holdings Limited
Disclosure of subsidiaries [line items]
Ownership	100.00%
Ownership	100.00%
Nomad Foods Europe Holdco Limited
Disclosure of subsidiaries [line items]
Ownership	100.00%
Ownership	100.00%
Nomad Foods Europe Finco Limited
Disclosure of subsidiaries [line items]
Ownership	100.00%
Ownership	100.00%
Nomad Foods Europe Midco Limited
Disclosure of subsidiaries [line items]
Ownership	100.00%
Ownership	100.00%
Nomad Foods Bondco Plc
Disclosure of subsidiaries [line items]
Ownership	100.00%
Ownership	100.00%
Nomad Foods Lux S.à.r.l.
Disclosure of subsidiaries [line items]
Ownership	100.00%
Ownership	100.00%
Nomad Foods Europe Limited
Disclosure of subsidiaries [line items]
Ownership	100.00%
Ownership	100.00%
Birds Eye Limited
Disclosure of subsidiaries [line items]
Ownership	100.00%
Ownership	100.00%
Nomad Foods Europe Finance Limited
Disclosure of subsidiaries [line items]
Ownership	100.00%
Ownership	100.00%
Birds Eye Ireland Limited
Disclosure of subsidiaries [line items]
Ownership	100.00%
Ownership	100.00%
Iglo Holding GmbH
Disclosure of subsidiaries [line items]
Ownership	100.00%
Ownership	100.00%
Iglo Nederland B.V.
Disclosure of subsidiaries [line items]
Ownership	100.00%
Ownership	100.00%
Iglo Belgium S.A.
Disclosure of subsidiaries [line items]
Ownership	100.00%
Ownership	100.00%
Iglo Portugal
Disclosure of subsidiaries [line items]
Ownership	100.00%
Ownership	100.00%
Iglo Austria Holdings GmbH
Disclosure of subsidiaries [line items]
Ownership	100.00%
Ownership	100.00%
C.S.I. Compagnia Surgelati Italiana S.R.L
Disclosure of subsidiaries [line items]
Ownership	100.00%
Ownership	100.00%
Findus Sverige Holdings AB
Disclosure of subsidiaries [line items]
Ownership	100.00%
Ownership	100.00%
Iglo GmbH
Disclosure of subsidiaries [line items]
Ownership	100.00%
Ownership	100.00%
Frozen Fish International GmbH
Disclosure of subsidiaries [line items]
Ownership	100.00%
Ownership	100.00%
Liberator Germany Newco GmbH
Disclosure of subsidiaries [line items]
Ownership	100.00%
Ownership	100.00%
Iglo Austria GmbH
Disclosure of subsidiaries [line items]
Ownership	100.00%
Ownership	100.00%
Findus Sverige AB
Disclosure of subsidiaries [line items]
Ownership	100.00%
Ownership	100.00%
Frionor Sverige AB
Disclosure of subsidiaries [line items]
Ownership	100.00%
Ownership	100.00%
Findus Holdings France SAS
Disclosure of subsidiaries [line items]
Ownership	100.00%
Ownership	100.00%
Findus France SAS
Disclosure of subsidiaries [line items]
Ownership	100.00%
Ownership	100.00%
Findus Espana SLU
Disclosure of subsidiaries [line items]
Ownership	100.00%
Ownership	100.00%
Findus Danmark A/S
Disclosure of subsidiaries [line items]
Ownership	100.00%
Ownership	100.00%
Findus Finland Oy
Disclosure of subsidiaries [line items]
Ownership	100.00%
Ownership	100.00%
Findus Norge AS
Disclosure of subsidiaries [line items]
Ownership	100.00%
Ownership	100.00%
Topprys AB [Domain]
Disclosure of subsidiaries [line items]
Ownership	100.00%
Ownership	100.00%
Findus Switzerland
Disclosure of subsidiaries [line items]
Ownership	100.00%
Ownership	100.00%
LEDO plus d.o.o.
Disclosure of subsidiaries [line items]
Ownership	100.00%
Ownership	100.00%
INDUSTRIJA SMRZNUTE HRANE FRIKOM DOO BEOGRAD
Disclosure of subsidiaries [line items]
Ownership	100.00%
Ownership	100.00%
LEDO d.o.o. Čitluk
Disclosure of subsidiaries [line items]
Ownership	100.00%
Ownership	100.00%
IRIDA d.o.o.
Disclosure of subsidiaries [line items]
Ownership	100.00%
Ownership	100.00%
LEDO Jégkrém és Fagyasztott Élelmiszer Gyártó és Forgalmazó Korlátolt Felelősségű Társaság
Disclosure of subsidiaries [line items]
Ownership	100.00%
Ownership	100.00%
Ledo d.o.o. (LEDO, podjetje za trgovino s sladoledom, zmrznjeno hrano in storitve, d.o.o.)
Disclosure of subsidiaries [line items]
Ownership	100.00%
Ownership	100.00%
Ledo d.o.o. Podgorica (Društvo Za Proizvodnju, promet roba i usluga “Ledo” d.o.o. Podgorica)
Disclosure of subsidiaries [line items]
Ownership	100.00%
Ownership	100.00%
Ledo Sh.p.k.
Disclosure of subsidiaries [line items]
Ownership	100.00%
Ownership	100.00%
FRIKOM BEOGRAD DOOEL Čučer Sandevo
Disclosure of subsidiaries [line items]
Ownership	100.00%
Ownership	100.00%